Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Activities of Original Option Units	The following table sets forth the activities of Original Option Units for the year ended December 31, 2023 and 2022:
	Number of Original Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$

Outstanding as of January 1, 2023	28,366,000	0.35	0.29	6.67	14,548,534
Granted	2,614,947	0.83	-	-	-
Forfeited	(1,933,526)	0.67	-	-	-
Exercised	(1,786,023)	0.23	-	-	-
Outstanding as of December 31, 2023	27,261,398	0.38	0.33	5.88	5,247,567
Expected to be vested as of December 31, 2023	27,261,398	0.38	0.33	5.88	5,247,567

No Additional Option Units are exercisable as of December 31, 2023 and 2022. The following table sets forth the activities of Additional Option Units for the year ended December 31, 2023:
	Number of Additional Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2023	1,292,041	0.80	0.57	1.42	309,270
Granted	-	-	-	-	-
Forfeited	(345,234)	0.86	-	-	-
Exercised	(54,681)	0.76	-	-	-
Outstanding as of December 31, 2023	892,126	0.78	0.55	0.39	-
Expected to be vested as of December 31, 2023	892,126	0.78	0.55	0.39	-

The following table sets forth the activities of Restricted Share Units for the year ended December 31, 2023:
	Number of Restricted Share Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2023	6,000,000	0.00	0.28	N/A	4,832,196
Granted	9,184,482	0.01	-	-	-
Forfeited	-	-	-	-	-
Exercise	(138,074)	-	-	-	-
Outstanding as of December 31, 2023	15,046,408	0.01	0.55	N/A	7,584,563
Expected to be vested as of December 31, 2023	7,698,823	0.01	0.55	N/A	-

Schedule of Lock-up Period	The Lock-up period is specified as below:
Lock-up Period of the relevant percentage of the option	Cap of vested Share Unit
After 6 months since the vesting date	20%
After 12 months since the vesting date	50%
After 18 months since the vesting date	100%

Schedule of Key Assumptions are Listed	The key assumptions are listed as follows:
	2023		2022		2021
Expected volatility		24.00%		25.00%		24.74%-25.00%
Risk-free interest rate (per annum)		5.02%		2.50%-2.80%		2.47%-2.53%
Exercise multiple		2.80		2.50-2.80		2.50-2.80
Expected dividend yield		0.00%		0.00%		0.00%
Expected term(in years)		10		10		10
Fair value of the underlying ordinary share	US$	0.43-US$0.83	US$	1.86	US$	0.88-US$1.49